Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income tax expense for 2016 and 2015 consisted of the following:

	2016	2015
	(Amounts in thousands)
Current tax expense:
Federal	$6,826	$6,007
State	1,564	1,026
	8,390	7,033
Deferred tax expense (benefit)	305	(190)
Income tax expense	$8,695	$6,843

Components of Net Deferred Tax Asset
The components of the net deferred tax asset at December 31, 2016 and 2015 were as follows:

	2016	2015
	(Amounts in thousands)
Deferred tax assets:
Allowance for loan losses	$5,845	$6,068
Depreciation	268	280
Supplemental Executive Retirement Plan ("SERP")	1,511	1,343
OREO writedowns	1,839	1,894
OTTI write down on securities	65	65
Nonaccrued interest	1,806	2,048
Partnership Income	76	71
Non-qualified stock options	25	—
Write-down on partnership investment	181	—
Unrealized gain	233	110
	11,849	11,879
Valuation allowance	(181)	—
Deferred tax Liabilities:
Deferred loan costs	(922)	(951)
Net deferred tax asset	$10,746	$10,928

Reconciliation of Effective Income Tax Rate with Statutory Federal Rate
A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2016 and 2015 is as follows:

	2016	2015
	(Amounts in thousands)
At Federal statutory rate	$9,397	$6,387
Adjustments resulting from:
State income taxes, net of Federal tax benefit	1,009	854
Noncontrolling interest	(147)	(423)
Tax exempt income	(32)	(31)
BOLI	(246)	(121)
Nondeductible expenses	1	4
Tax credit	(1,532)	—
Increase in Valuation reserve	164	—
Other	81	173
	$8,695	$6,843